Document and Entity Information	Oct. 23, 2026
Cover [Abstract]
Entity Registrant Name	SLB LIMITED/NV
Entity Incorporation State Country Code	P8
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0000087347
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity File Number	1-4601
Entity Tax Identification Number	52-0684746
Entity Address, Address Line One	5599 San Felipe
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	513-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	common stock, par value $0.01 per share
Trading Symbol	SLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false